Taxes on Income (Composition) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current taxes		$ 869	$ 145	$ 70
Deferred taxes		45	22	(43)
Taxes in respect of prior years	[1]	271	93	(2)
Income taxes		$ 1,185	$ 260	$ 25

[1]	For 2022, included $275 million relating to Surplus Profit Levy, of which $188 in respect of the settlement agreement as mentioned above.